Cover	Feb. 02, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to From 8-K
Document Period End Date	Feb. 02, 2026
Entity File Number	001-40615
Entity Registrant Name	QUANTUM COMPUTING INC.
Entity Central Index Key	0001758009
Entity Tax Identification Number	82-4533053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Marine View Plaza
Entity Address, Address Line Two	Suite 214
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	703
Local Phone Number	436-2161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock (par value $0.0001 per share)
Trading Symbol	QUBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false